Quarterly Holdings Report
for

Fidelity® Magellan® Fund

June 30, 2019

MAG-QTLY-0819
1.803299.115

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.1%
Entertainment - 3.6%
Live Nation Entertainment, Inc. (a)	1,210,082	$80,168
Netflix, Inc. (a)	631,500	231,963
The Walt Disney Co.	1,903,600	265,819
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	7,854,619	24,428
		602,378
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A (a)	283,816	307,316
Class C (a)	292,054	315,684
Facebook, Inc. Class A (a)	1,629,900	314,571
		937,571
Media - 2.0%
Charter Communications, Inc. Class A (a)	327,200	129,303
Comcast Corp. Class A	4,778,600	202,039
		331,342

TOTAL COMMUNICATION SERVICES		1,871,291

CONSUMER DISCRETIONARY - 13.6%
Hotels, Restaurants & Leisure - 3.7%
Hilton Worldwide Holdings, Inc.	1,162,700	113,642
McDonald's Corp.	1,449,624	301,029
Starbucks Corp.	821,586	68,874
Yum! Brands, Inc.	1,285,500	142,266
		625,811
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (a)	402,300	761,807
Multiline Retail - 0.5%
Dollar General Corp.	627,030	84,749
Specialty Retail - 3.5%
Ross Stores, Inc.	1,006,751	99,789
The Home Depot, Inc.	1,667,263	346,741
TJX Companies, Inc.	2,573,100	136,066
		582,596
Textiles, Apparel & Luxury Goods - 1.4%
LVMH Moet Hennessy Louis Vuitton SE	195,000	82,899
NIKE, Inc. Class B	1,814,200	152,302
		235,201

TOTAL CONSUMER DISCRETIONARY		2,290,164

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	669,300	176,869
Food Products - 0.4%
McCormick & Co., Inc. (non-vtg.)	403,700	62,578
Household Products - 0.3%
Church & Dwight Co., Inc.	666,700	48,709
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	690,500	126,437

TOTAL CONSUMER STAPLES		414,593

FINANCIALS - 8.5%
Banks - 3.0%
HDFC Bank Ltd.	2,510,300	89,018
JPMorgan Chase & Co.	3,774,233	421,959
		510,977
Capital Markets - 3.7%
CME Group, Inc.	548,400	106,450
FactSet Research Systems, Inc.	181,806	52,098
IntercontinentalExchange, Inc.	1,115,200	95,840
Moody's Corp.	515,400	100,663
MSCI, Inc.	597,543	142,687
S&P Global, Inc.	537,100	122,346
		620,084
Insurance - 1.8%
AIA Group Ltd.	8,649,000	93,400
Aon PLC	446,200	86,108
Marsh & McLennan Companies, Inc.	1,163,600	116,069
		295,577

TOTAL FINANCIALS		1,426,638

HEALTH CARE - 9.1%
Health Care Equipment & Supplies - 5.5%
Becton, Dickinson & Co.	782,235	197,131
Boston Scientific Corp. (a)	5,478,472	235,465
Danaher Corp.	1,112,924	159,059
IDEXX Laboratories, Inc. (a)	81,100	22,329
Intuitive Surgical, Inc. (a)	296,900	155,739
Stryker Corp.	784,400	161,257
		930,980
Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	1,425,584	347,857
Life Sciences Tools & Services - 1.5%
Mettler-Toledo International, Inc. (a)	87,800	73,752
Thermo Fisher Scientific, Inc.	637,814	187,313
		261,065

TOTAL HEALTH CARE		1,539,902

INDUSTRIALS - 12.9%
Aerospace & Defense - 3.0%
HEICO Corp. Class A	587,603	60,741
Lockheed Martin Corp.	383,509	139,421
Northrop Grumman Corp.	645,242	208,484
TransDigm Group, Inc. (a)	201,700	97,582
		506,228
Commercial Services & Supplies - 2.0%
Cintas Corp.	325,600	77,262
Copart, Inc. (a)	922,900	68,978
Rollins, Inc.	2,431,300	87,211
Waste Connection, Inc. (United States)	1,091,000	104,278
		337,729
Electrical Equipment - 0.5%
AMETEK, Inc.	867,400	78,795
Industrial Conglomerates - 1.5%
Honeywell International, Inc.	874,543	152,686
Roper Technologies, Inc.	277,600	101,674
		254,360
Machinery - 0.4%
Gardner Denver Holdings, Inc. (a)	958,000	33,147
IDEX Corp.	177,935	30,630
		63,777
Professional Services - 2.3%
CoStar Group, Inc. (a)	33,900	18,783
IHS Markit Ltd. (a)	2,916,200	185,820
TransUnion Holding Co., Inc.	1,161,600	85,389
Verisk Analytics, Inc.	623,900	91,376
		381,368
Road & Rail - 3.2%
DSV de Sammensluttede Vognmaend A/S	690,106	67,768
Lyft, Inc.	1,211,542	75,630
Norfolk Southern Corp.	941,800	187,729
Rumo SA (a)	3,663,200	19,776
Uber Technologies, Inc.	966,928	40,362
Union Pacific Corp.	909,200	153,755
		545,020

TOTAL INDUSTRIALS		2,167,277

INFORMATION TECHNOLOGY - 30.7%
Communications Equipment - 1.4%
Cisco Systems, Inc.	4,437,300	242,853
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,248,600	119,791
IT Services - 10.4%
Accenture PLC Class A	1,130,346	208,854
Broadridge Financial Solutions, Inc.	696,700	88,955
Fidelity National Information Services, Inc.	842,100	103,309
Fiserv, Inc. (a)	1,041,300	94,925
FleetCor Technologies, Inc. (a)	189,400	53,193
Gartner, Inc. (a)	312,700	50,326
Global Payments, Inc.	742,800	118,945
GoDaddy, Inc. (a)	657,706	46,138
Jack Henry & Associates, Inc.	313,500	41,984
MasterCard, Inc. Class A	1,260,513	333,444
PayPal Holdings, Inc. (a)	1,547,100	177,081
VeriSign, Inc. (a)	245,900	51,432
Visa, Inc. Class A	2,157,734	374,475
		1,743,061
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	1,040,894	117,486
Texas Instruments, Inc.	1,319,100	151,380
		268,866
Software - 13.0%
Adobe, Inc. (a)	860,600	253,576
ANSYS, Inc. (a)	247,500	50,693
Autodesk, Inc. (a)	712,600	116,083
Intuit, Inc.	979,600	255,999
Microsoft Corp.	7,321,100	980,727
Salesforce.com, Inc. (a)	1,257,133	190,745
ServiceNow, Inc. (a)	304,424	83,586
SS&C Technologies Holdings, Inc.	1,496,000	86,185
Synopsys, Inc. (a)	319,900	41,168
Tanium, Inc. Class B (a)(c)(d)	415,800	4,100
Workday, Inc. Class A (a)	578,900	119,010
		2,181,872
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	3,101,213	613,792

TOTAL INFORMATION TECHNOLOGY		5,170,235

MATERIALS - 2.2%
Chemicals - 2.2%
Ecolab, Inc.	616,700	121,761
Linde PLC	749,200	150,439
Sherwin-Williams Co.	215,400	98,716
		370,916
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.3%
American Tower Corp.	1,517,450	310,243
Crown Castle International Corp.	1,267,600	165,232
Equinix, Inc.	354,500	178,771
Prologis, Inc.	1,670,251	133,787
SBA Communications Corp. Class A (a)	438,000	98,480
		886,513
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (b)(c)(d)(e)	500,000	20,885

TOTAL REAL ESTATE		907,398

UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	747,700	153,174
TOTAL COMMON STOCKS
(Cost $11,258,643)		16,311,588

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc.:
Series C (c)(d)	34,090,300	8,267
Series D (c)(d)	6,659,794	1,615
		9,882
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc. Series H (c)(d)	766,871	11,212
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Bird Rides, Inc. Series C 0.00 (c)(d)	527,862	6,200
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	878,142	16,211
Malwarebytes Corp. Series B (a)(c)(d)	3,373,494	61,398
		83,809
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $65,921)		104,903

Money Market Funds - 2.3%
Fidelity Cash Central Fund 2.42% (f)
(Cost $390,274)	390,197,579	390,276
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $11,714,838)		16,806,767
NET OTHER ASSETS (LIABILITIES) - 0.2%		38,531
NET ASSETS - 100%		$16,845,298

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $154,316,000 or 0.9% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C 0.00	12/21/18	$6,200
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$6,874
Malwarebytes Corp. Series B	12/21/15	$35,000
Neutron Holdings, Inc. Series C	7/3/18	$6,233
Neutron Holdings, Inc. Series D	1/25/19	$1,615
Rialto Real Estate Fund LP	2/24/11	$50,000
Sweetgreen, Inc. Series H	11/9/18	$10,000
Tanium, Inc. Class B	4/21/17	$2,064
WME Entertainment Parent, LLC Class A	4/13/16	$14,786

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,938
Total	$1,938

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rialto Real Estate Fund LP	$19,955	$--	$--	$449	$--	$930	$20,885
Total	$19,955	$--	$--	$449	$--	$930	$20,885

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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